1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (293,408)	$ (381,890)	$ (1,034,765)	$ (1,178,793)
Basic Weighted Average Shares Outstanding	7,539,582	6,389,806	7,157,978	6,272,264
Potentially Dilutive Securities			0	0
Diluted Weighted Average Shares Outstanding			7,157,978	6,272,264
Loss Per Share
Basic	$ (0.04)	$ (0.06)	$ (0.15)	$ (0.19)
Diluted	$ (0.04)	$ (0.06)	$ (0.15)	$ (0.19)